Summary of significant accounting policies, Income taxes (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income taxes [Abstract]
Tax loss carryforward period	7 years
Deferred tax assets	SFr 0	SFr 0	SFr 0